Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Minimum Future Charter Revenue (Table)

Period/ Year	Amount
July 1 to December 31, 2024	$266,724
2025	350,041
2026	229,276
2027	148,075
2028	100,231
2029 to 2039	263,883
Minimum charter revenues	$1,358,230